GENERAL (Details Textual) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Entity-Wide Revenue, Major Customer, Percentage	14.30%	17.70%
Mail Vision Affiliated Company [Member]
Equity Method Investment, Ownership Percentage	29.20%
Acquisition Costs	$ 233
Minimum [Member]
Entity-Wide Revenue, Major Customer, Percentage	10.00%